DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Receivables Net
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

NOTE 5 – DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

Deposits, prepayments and other receivables, net consist of the following:

	As of December 31,
	2024	2023
Consideration receivable	$1,625,779	$1,625,779
Deposits	22,484	18,067
Prepayments	2,573,047	3,941,488
Other receivables	125,326	773,010
	4,346,636	6,358,344
Less: allowance for expected credit loss	(1,749,619)	—
Total	$2,597,017	$6,358,344

During the year ended December 31, 2023, the Company prepaid an aggregate consideration of $6,100,000 to obtain corporate advisory and training services from certain independent third party consultants. The service periods are ranged from March 2023 to December 2024. During the year ended December 31, 2024, the Company agreed with the independent third party consultants to extend the service periods to June 2025. The prepayments are amortized over the service periods and the consulting service fee was expensed to the general and administrative expenses in the consolidated statements of operations and comprehensive loss.

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023

Balance at beginning, January 1	$—	$(69,000)
Allowance for expected credit losses	(1,749,619)	—
Written-off as uncollectible	—	69,000
Balance at end, December 31	$(1,749,619)	$—

For the years ended December 31, 2024, 2023 and 2022, the Company has assessed the probable loss and made an allowance for expected credit losses of $1,749,619, $0, and $67,000 on deposits, prepayments and other receivables, respectively.